Financial liabilities designated at fair value through profit or loss - Additional Information (Details) - Financial liabilities at fair value through profit or loss, category [member] ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Financial liabilities designated at fair value through profit or loss [Line Items]
Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss	₩ 8,023,870
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	1,526
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	₩ 2,506